Investor A C And Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Floating Rate Income Portfolio	Jul. 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 347
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	1,421
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	1,826
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	$ 894